RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Consultation fee				$ 104,238
SEATech Ventures Corp [Member]
Subsidiary percentage	14.99%	14.99%	14.99%	14.99%
Consultation fee	$ 160,401	$ 160,401	$ 104,238	$ 104,238
Amount transaction due from to related party			$ 0	$ 0